Cover	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Entity Central Index Key	0001594805
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity File Number	001-37400
Entity Registrant Name	SHOPIFY INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	7372
Entity Tax Identification Number	30-0830605
Entity Address, Address Line One	150 Elgin Street
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Ottawa
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2P 1L4
City Area Code	613
Local Phone Number	241-2828
Title of 12(b) Security	Class A Subordinate Voting Shares
Trading Symbol	SHOP
Security Exchange Name	NYSE
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	1209 Orange St
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
Contact Personnel Name	The Corporation Trust Company
City Area Code	302
Local Phone Number	658-7581
Class A Subordinate Voting
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	104,518,173
Class B Multiple Voting
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	11,910,802